CASH FLOW STATEMENTS - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks and repurchase agreements	£ 8,451	£ 1,404	£ (2,670)
Change in customer deposits and repurchase agreements	14,825	37,728	5,593
Change in amounts due to fellow Lloyds Banking Group undertakings	(806)	(1,316)	(8,142)
Change in financial liabilities at fair value through profit or loss	(380)	(946)	(10,447)
Change in derivative financial instruments	(3,585)	(1,603)	(1,080)
Change in debt securities in issue	(10,569)	(17,138)	11,898
Change in other operating liabilities	174	(288)	(782)
Change in operating liabilities	8,110	17,841	(5,630)
Increase (decrease) in lease liabilities	(182)	(163)	43
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks and repurchase agreements	(7,479)	3,182	1,802
Change in customer deposits and repurchase agreements	4,231	24,711	10,360
Change in amounts due to fellow Lloyds Banking Group undertakings	(12,468)	(73,233)	28,016
Change in financial liabilities at fair value through profit or loss	1,828	135	(10,441)
Change in derivative financial instruments	(4,970)	(3,139)	(335)
Change in debt securities in issue	(9,670)	(13,400)	11,722
Change in other operating liabilities	513	(249)	(1,823)
Change in operating liabilities	(28,015)	(61,993)	39,301
Increase (decrease) in lease liabilities	£ (108)	£ (42)	£ 20